FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of financial assets
Except as detailed in the following table, the carrying amounts of financial assets and liabilities included in the consolidated statement of financial position as of December 31, 2019 and 2018, are a reasonable approximation of fair value due to the short time of realization.

	As of December 31, 2019			As of December 31, 2018
	Carrying amount		Fair value	Carrying amount		Fair value
Non-current assets
Other receivables
Guarantee deposits	2,683		2,571	1,681		1,539
Tax credit - VAT	626	(*)	600	356	(*)	326
Income tax credits	1,515		1,453	1,259		1,153
Tax credit - Software Promotion Regime	—		—	749	(*)	686
Other tax credits	210		200	170		157
Other assets	7,796		7,140	—		—
Non-current liabilities
Trade payables	5,500		5,101	—		—
Borrowings	50,188		51,070	—		—

(*) As of December 31, 2019 and 2018, is presented net of allowance for impairment of tax credit - VAT of 378 and 600, respectively. As of December 31, 2018 is presented net of 74 related to allowance of Tax credit - Software Promotion Regime.

As of December 31, 2019 and 2018, the foreign exchange forward contracts that were recognized as financial assets and liabilities at fair value through profit or loss were as follows:

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 27, 2020	Indian Rupee	72.36	71.56	11
January 31, 2020	Chilean Peso	747.68	751.57	5
January 31, 2020	Colombian Peso	3,323.65	3,281.28	39
January 31, 2020	Colombian Peso	3,515.42	3,281.94	356
January 31, 2020	Colombian Peso	3,512.66	3,281.93	422
January 31, 2020	Uruguayan Peso	38.09	37.73	29
February 25, 2020	Indian Rupee	71.45	71.77	7
February 28, 2020	Colombian Peso	3,518.27	3,288.08	351
Fair value as of December 31, 2019				1,220

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 31, 2019	Argentine Peso	40.06	39.67	26
February 28, 2019	Argentine Peso	41.54	41.17	15
April 30, 2019	Argentine Peso	44.44	44.30	3
Fair value as of December 31, 2018				44

April 30, 2019	Argentine Peso	44.26	44.3	(1)
May 31, 2019	Argentine Peso	45.74	45.92	(5)
May 31, 2019	Argentine Peso	45.69	45.92	(6)
Fair value as of December 31, 2018				(12)

	As of December 31, 2019
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	62,721
Investments
Mutual funds	19,384	—	—
LETEs	—	396	—
Contribution to risk funds	—	—	418
Trade receivables	—	—	156,676
Other assets	—	—	21,235
Other receivables	—	—	28,118
Other financial assets
Convertible notes	3,536	—	—
Foreign exchange forward contracts	1,220	71	—
Guarantee payments related to the future lease of a property under construction	—	—	1,383

	As of December 31, 2019
	FVTPL	FVTOCI	Amortised cost
Financial liabilities
Trade payables	—	—	36,987
Payroll and social security taxes payable	—	—	72,252
Borrowings	—	—	51,386
Other financial liabilities
Other financial liabilities related to business combinations	10,554	—	—
Lease liabilities	61,363	—	—
Tax liabilities	—	—	12,510
Other liabilities	—	—	368

	As of December 31, 2018
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	77,606
Investments
Mutual funds	4,050	—	—
LETEs	—	1,015	—
T-Bills	—	3,493	—
LECAPs	—	77	—
Contribution to risk funds	—	—	527
Trade receivables	—	—	110,898
Other receivables	—	—	49,538
Other financial assets
Convertible notes	106	—	—
Foreign exchange forward contracts	44	—	—
Other financial asset related to the acquisition of Clarice	400	—	—
Guarantee payments related to the future lease of a property under construction	—	—	345

Financial liabilities
Trade payables	—	—	17,578
Payroll and social security taxes payable	—	—	58,535
Other financial liabilities
Foreign exchange forward contracts	12	—	—
Other financial liabilities related to business combinations	12,753	—	—
Tax liabilities	—	—	7,399
Other liabilities	—	—	44

Disclosure of financial liabilities

Outstanding balances of financial liabilities related to the above mentioned acquisitions as of December 31, 2019 and 2018 are as follows:

	As of December 31, 2019		As of December 31, 2018
	Other financial liabilities - current	Other financial liabilities - non current	Other financial liabilities - current	Other financial liabilities - non current

Clarice	1,580	—	3,127	1,527
Subscription agreement	—	—	400	—
Ratio	903	—	1,992	851
PointSource	1,086	—	746	1,040
Small Footprint	—	—	3,070	—
Avanxo	1,147	1,102	—	—
Belatrix	4,221	—	—	—
BI Live	—	515	—	—
Total	8,937	1,617	9,335	3,418

	As of December 31, 2019
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	62,721
Investments
Mutual funds	19,384	—	—
LETEs	—	396	—
Contribution to risk funds	—	—	418
Trade receivables	—	—	156,676
Other assets	—	—	21,235
Other receivables	—	—	28,118
Other financial assets
Convertible notes	3,536	—	—
Foreign exchange forward contracts	1,220	71	—
Guarantee payments related to the future lease of a property under construction	—	—	1,383

	As of December 31, 2019
	FVTPL	FVTOCI	Amortised cost
Financial liabilities
Trade payables	—	—	36,987
Payroll and social security taxes payable	—	—	72,252
Borrowings	—	—	51,386
Other financial liabilities
Other financial liabilities related to business combinations	10,554	—	—
Lease liabilities	61,363	—	—
Tax liabilities	—	—	12,510
Other liabilities	—	—	368

	As of December 31, 2018
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	77,606
Investments
Mutual funds	4,050	—	—
LETEs	—	1,015	—
T-Bills	—	3,493	—
LECAPs	—	77	—
Contribution to risk funds	—	—	527
Trade receivables	—	—	110,898
Other receivables	—	—	49,538
Other financial assets
Convertible notes	106	—	—
Foreign exchange forward contracts	44	—	—
Other financial asset related to the acquisition of Clarice	400	—	—
Guarantee payments related to the future lease of a property under construction	—	—	345

Financial liabilities
Trade payables	—	—	17,578
Payroll and social security taxes payable	—	—	58,535
Other financial liabilities
Foreign exchange forward contracts	12	—	—
Other financial liabilities related to business combinations	12,753	—	—
Tax liabilities	—	—	7,399
Other liabilities	—	—	44

Sensitivity analysis for types of market risk
The following tables illustrate the Company's sensitivity to increases and decreases in the U.S. dollar against the relevant foreign currency. The following sensitivity analysis includes outstanding foreign currency denominated monetary items at December 31, 2019 and adjusts their translation at the year-end for changes in U.S. dollars against the relevant foreign currency.

			Gain/(loss)
Account	Currency	Amount	% Increase	Amount	% Decrease	Amount

Net balances	Argentine pesos	8,023	40%	(2,292)	10%	891
	Chilean pesos	(2,789)	10%	254	10%	(310)
	Colombian pesos	(7,770)	10%	706	10%	(863)
	Indian rupees	(252)	10%	23	10%	(28)
	Uruguayan pesos	(4,034)	10%	363	10%	(443)
	Total	(6,822)		(946)		(753)

Disclosure of maturity analysis for non-derivative financial liabilities
The table below analyzes financial liabilities into relevant maturity groups based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Expected Maturity Date
	2020	2021	2022	Thereafter	Total

Borrowings	1,198	—	188	50,000	51,386
Lease liabilities	20,002	15,263	11,552	28,164	74,981
Other financial liabilities	8,937	1,617	—	—	10,554
TOTAL	30,137	16,880	11,740	78,164	136,921

Disclosure of fair value measurement of assets
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds	—	19,384	—	19,384
LETEs	—	396	—	396
Foreign exchange forward contracts	—	1,291	—	1,291
Convertibles notes	—	111	3,425	3,536

Financial liabilities
Contingent consideration	—	—	9,252	9,252

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds	—	4,050	—	4,050
LETEs	—	1,015	—	1,015
T-Bills	—	3,493	—	3,493
LECAPs	—	77	—	77
Foreign exchange forward contracts	—	44	—	44
Convertibles notes	—	106	—	106

Financial liabilities
Contingent consideration	—	—	9,767	9,767
Foreign exchange forward contracts	—	12	—	12

Disclosure of fair value measurement of liabilities
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds	—	19,384	—	19,384
LETEs	—	396	—	396
Foreign exchange forward contracts	—	1,291	—	1,291
Convertibles notes	—	111	3,425	3,536

Financial liabilities
Contingent consideration	—	—	9,252	9,252

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds	—	4,050	—	4,050
LETEs	—	1,015	—	1,015
T-Bills	—	3,493	—	3,493
LECAPs	—	77	—	77
Foreign exchange forward contracts	—	44	—	44
Convertibles notes	—	106	—	106

Financial liabilities
Contingent consideration	—	—	9,767	9,767
Foreign exchange forward contracts	—	12	—	12

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
The following table shows the results from remeasurement of the contingent considerations described above:

	For the year ended December 31,
	2019	2018	2017
(Loss) gain on remeasurement of the contingent consideration of PointSource	(16)	5,506	—
Loss on remeasurement of the contingent consideration of Avanxo	(4)	—	—
Loss on remeasurement of the contingent consideration of Clarice	(3)	—	(1,173)
Gain on remeasurement of the contingent consideration of L4	—	1,848	4,058
Gain on remeasurement of the contingent consideration of WAE	—	—	3,850
Loss on remeasurement of the contingent consideration of Ratio	(62)	(654)	—
TOTAL	(85)	6,700	6,735
The following table shows the reconciliation of recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	Financial Assets	Financial liabilities
	Call option on minority interest	Contingent consideration	Put option on minority interest
December 31, 2017	455	23,905	2,797
Fair value remeasurement (1)	—	(6,700)	(1,611)
Reclassification to amortised cost (1)	—	(1,778)	—
Derecognition of call option (1)	(455)	—	—
Acquisition of business (1)	—	3,029	—
Payments (2)	—	(8,947)	(1,186)
Interests (1)	—	258	—
December 31, 2018	—	9,767	—

	Financial Assets	Financial liabilities
	Convertible notes	Contingent consideration
December 31, 2018	—	9,767
Fair value remeasurement (1)	—	85
Acquisition of business (1)	—	6,835
Payments (2)	3,350	(7,695)
Interests (1)	75	260
December 31, 2019	3,425	9,252

(1) Non-cash transactions.
(2) Cash transactions included in investing activities in the Consolidated Statement of Cash Flows.

Disclosure of detailed information about hedging instruments
The following table detail the foreign currency forward contracts outstanding as of December 31, 2019:

Hedging instruments - Outstanding contracts

	Currency	Foreign currency	Notional foreign	Fair value assets
Settlement date	from contracts	rate from contracts	currency rate
January 31, 2020	Argentine Peso	66.45	62.2	71
Fair value as of December 31, 2019				71